Product Warranties (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Guarantees and Product Warranties [Abstract]
Schedule of Activity in the Company's Warranty Liabilities

A summary of activity of our warranty liabilities, which are included in accrued expenses, for the period ended March 31, 2022 is presented below:

Beginning balance as of December 31, 2021	$50
Additions	—
Settlements	—
Adjustments and other	—
Ending balance as of March 31, 2022	$50

A summary of activity of our warranty liabilities, which are included in accrued expenses in the accompanying consolidated balance sheets, for the years ended December 31, 2021 and 2020 is presented below (in thousands):

	2021	2020
Balance, beginning of year	$200	$1,575
Additions	—	—
Settlements	—	(875)
Adjustments and other	(150)	(500)
Total	$50	$200